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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1999

Check here if Amendment [  ]; Amendment Number:
   This Amendment (Check only one.):  [  ]  is a restatement
                                      [  ]  adds new holdings entries.

Institutional Investment Manger Filing this Report:
Name:             CinFin Capital Management
Address:          6200 South Gilmore Road
                  Fairfield, Ohio  45014

13F File Number:           28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    James G. Miller
Title:   President
Phone:   (513)  870-2632

Signature, Place and Date of Signing:

   /s/James G. Miller             Fairfield, Ohio           February 25, 2000
------------------------     ----------------------     ------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s). )

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s). )

List of other Mangers Reporting for this Manager:  N/A



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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers                  -0-
                                              --------
Form 13F Information Table Entry Total:            26
                                              --------
Form 13F Information Table Value Total:       152,777
                                              --------
List of Other Included Managers:      None



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
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Column 1                                Column 2                  Column 3        Column 4          Column 5
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NAME OF ISSUER                          TITLE OF CLASS            CUSIP               FMV(000)         SHARES    SH\PRN    PUT\CALL
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
Alltel Corp                             Common                    20039103                 $  19,865      240,241    SH
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American Home Products                  Common                    26609107                 $  16,681      425,000    SH
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Bank of America Corp                    Common                    60505104                 $   5,927      118,107    SH
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Chevron Corporation                     Common                    166751107                $   4,591       53,000    SH
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Cincinnati Financial Corp               Common                    172062101                $  18,961      607,974    SH
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Cinergy Corp                            Common                    172474108                $   2,418      101,000    SH
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Coca Cola Company                       Common                    191216100                $   1,873       32,162    SH
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Duke Energy Corp                        Common                    264399106                $     506       10,099    SH
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Exxon  Mobil Corporation                Common                    30231G102                $  25,490      316,403    SH
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First Virginia Banks Inc                Common                    337477103                $   4,354      101,250    SH
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Firstar Corp                            Common                    33763V109                $     296       14,000    SH
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Fortune Brands Inc                      Common                    349631101                $     661       20,000    SH
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Guidant Corporation                     Common                    401698105                $     244        5,200    SH
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H J Heinz Company                       Common                    423074103                $   1,266       31,800    SH
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Household International                 Common                    441815107                $   2,902       77,900    SH
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Intel Corp                              Common                    458140100                $     410        4,970    SH
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Lucent Technologies Inc                 Common                    549463107                $   6,360       84,800    SH
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MCI Worldcom Inc                        Common                    55268B106                $     239        4,500    SH
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Merck & Company                         Common                    589331107                $  16,508      245,700    SH
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Microsoft Corp                          Common                    594918104                $     467        4,000    SH
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Molex Inc                               Common                    608554200                $   5,575      123,200    SH
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National City Corporation               Common                    635405103                $   1,995       84,240    SH
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Northern Trust                          Common                    665859104                $   2,120       40,000    SH
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Piedmont Natural Gas                    Common                    720186105                $     266        8,823    SH
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PNC Bank Corporation                    Common                    693475105                $   1,736       39,000    SH
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Procter & Gamble Corpora                Common                    742718109                $  11,066      101,000    SH
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                                                                                           $ 152,777    2,894,369
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



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
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Column 1                                  Column 6                  Column 7        Column 8
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NAME OF ISSUER                               INVESTMENT DIS          OTH MGRS           SOLE           SHARED    NONE
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
Alltel Corp                                       Sole                                      240,241        -        -
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American Home Products                            Sole                                      425,000        -        -
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Bank of America Corp                              Sole                                      118,107        -        -
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Chevron Corporation                               Sole                                       53,000        -        -
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Cincinnati Financial Corp                         Sole                                      607,974        -        -
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Cinergy Corp                                      Sole                                      101,000        -        -
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Coca Cola Company                                 Sole                                       32,162        -        -
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Duke Energy Corp                                  Sole                                       10,099        -        -
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Exxon  Mobil Corporation                          Sole                                      316,403        -        -
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First Virginia Banks Inc                          Sole                                      101,250        -        -
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Firstar Corp                                      Sole                                       14,000        -        -
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Fortune Brands Inc                                Sole                                       20,000        -        -
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Guidant Corporation                               Sole                                        5,200        -        -
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H J Heinz Company                                 Sole                                       31,800        -        -
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Household International                           Sole                                       77,900        -        -
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Intel Corp                                        Sole                                        4,970        -        -
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Lucent Technologies Inc                           Sole                                       84,800        -        -
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MCI Worldcom Inc                                  Sole                                        4,500        -        -
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Merck & Company                                   Sole                                      245,700        -        -
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Microsoft Corp                                    Sole                                        4,000        -        -
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Molex Inc                                         Sole                                      123,200        -        -
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National City Corporation                         Sole                                       84,240        -        -
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Northern Trust                                    Sole                                       40,000        -        -
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Piedmont Natural Gas                              Sole                                        8,823        -        -
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PNC Bank Corporation                              Sole                                       39,000        -        -
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Procter & Gamble Corpora                          Sole                                      101,000        -        -
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                                                                                          2,894,369
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